Financial information by segment	6 Months Ended
Jun. 30, 2024
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment
Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located: North America, South America and EMEA. In addition, based on the type of business, as of June 30, 2024, the Company had the following business sectors: Renewable energy, Efficient natural gas and heat, Transmission lines and Water.
Atlantica’s Chief Operating Decision Maker (CODM), which is the CEO, assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenue as a measure of the business activity and the Adjusted EBITDA as a measure of the performance of each segment. Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interest, income tax expense, financial expense (net), depreciation, amortization and impairment charges of entities included in these Consolidated Condensed Interim Financial Statements and depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership).

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenue and Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the six-month period ended June 30, 2024, Atlantica had three customers with revenues representing more than 10% of total revenue, two in the renewable energy and one in the efficient natural gas and heat business sector. In the six-month period ended June 30, 2023, Atlantica had two customers with revenues representing more than 10% of total revenue, both in the renewable energy business sector.

a)	The following tables show Revenue and Adjusted EBITDA by operating segment and business sector for the six-month periods ended June 30, 2024 and 2023:

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Geography	2024	2023	2024	2023
North America	223,027	202,171	164,079	154,038
South America	92,936	91,513	71,325	74,428
EMEA	255,232	260,935	171,930	175,362
Total	571,195	554,619	407,334	403,828

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Business sectors	2024	2023	2024	2023
Renewable energy	409,682	411,210	286,492	292,570
Efficient natural gas & heat	71,580	54,810	53,767	44,006
Transmission lines	61,544	60,998	49,533	49,250
Water	28,389	27,601	17,542	18,002
Total	571,195	554,619	407,334	403,828

The reconciliation of segment Adjusted EBITDA with the profit attributable to the Company is as follows:

	For the six-month period ended June 30, ($ in thousands)
	2024	2023
Profit attributable to the Company	16,033	24,661
Profit attributable to non-controlling interest	6,240	6,130
Income tax	3,942	(2,168)
Financial expense, net	166,330	159,387
Depreciation, amortization, and impairment charges	210,217	207,118
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	4,572	8,700
Total segment Adjusted EBITDA	407,334	403,828

b)	The assets and liabilities by operating segment and business sector as of June 30, 2024, and December 31, 2023 are as follows:

Assets and liabilities by geography as of June 30, 2024:

	North America	South America	EMEA	Balance as of June 30, 2024
	($ in thousands)
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,047,576	1,162,965	2,854,591	7,065,132
Investments carried under the equity method	165,479	9,134	46,945	221,558
Other current financial assets	117,646	31,168	45,413	194,227
Cash and cash equivalents (project companies)	122,934	101,022	111,045	335,001
Subtotal allocated	3,453,635	1,304,289	3,057,994	7,815,918
Unallocated assets
Other non-current assets				329,483
Other current assets (including cash and cash equivalents at holding company level)				390,854
Subtotal unallocated				720,337
Total assets				8,536,255

	North America	South America	EMEA	Balance as of June 30, 2024
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,599,378	792,420	1,772,126	4,163,924
Grants and other liabilities	919,387	35,515	206,938	1,161,840
Subtotal allocated	2,518,765	827,935	1,979,064	5,325,764
Unallocated liabilities
Long-term and short-term corporate debt				1,192,107
Other non-current liabilities				304,722
Other current liabilities				216,090
Subtotal unallocated				1,712,919
Total liabilities				7,038,683
Equity unallocated				1,497,572
Total liabilities and equity unallocated				3,210,491
Total liabilities and equity				8,536,255

Assets and liabilities by geography as of December 31, 2023:

	North America	South America	EMEA	Balance as of December 31, 2023
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,063,019	1,184,599	2,956,649	7,204,267
Investments carried under the equity method	177,260	9,178	43,869	230,307
Other current financial assets	110,016	30,803	48,067	188,886
Cash and cash equivalents (project companies)	137,480	121,945	155,551	414,976
Assets held for sale	28,642	-	-	28,642
Subtotal allocated	3,516,417	1,346,525	3,204,136	8,067,078
Unallocated assets
Other non-current assets				297,577
Other current assets (including cash and cash equivalents at holding company level)				349,678
Subtotal unallocated				647,255
Total assets				8,714,333

	North America	South America	EMEA	Balance as of December 31, 2023
Liabilities allocated
Long-term and short-term project debt	1,629,278	808,481	1,881,501	4,319,260
Grants and other liabilities	945,888	36,307	251,613	1,233,808
Subtotal allocated	2,575,166	844,788	2,133,114	5,553,068
Unallocated liabilities
Long-term and short-term corporate debt				1,084,838
Other non-current liabilities				301,245
Other current liabilities				186,373
Subtotal unallocated				1,572,456
Total liabilities				7,125,524
Equity unallocated				1,588,809
Total liabilities and equity unallocated				3,161,265
Total liabilities and equity				8,714,333

Assets and liabilities by business sector as of June 30, 2024:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of June 30, 2024
	($ in thousands)
Assets allocated
Contracted concessional assets, PP&E and other intangible assets	5,693,192	441,891	764,213	165,836	7,065,132
Investments carried under the equity method	178,367	-	-	43,191	221,558
Other current financial assets	8,582	112,074	31,082	42,489	194,227
Cash and cash equivalents (project companies)	235,837	19,553	51,856	27,755	335,001
Subtotal allocated	6,115,978	573,518	847,151	279,271	7,815,918
Unallocated assets
Other non-current assets					329,483
Other current assets (including cash and cash equivalents at holding company level)					390,854
Subtotal unallocated					720,337
Total assets					8,536,255

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of June 30, 2024
Liabilities allocated
Long-term and short-term project debt	3,162,041	383,424	549,889	68,570	4,163,924
Grants and other liabilities	1,113,131	33,329	12,884	2,496	1,161,840
Subtotal allocated	4,275,172	416,753	562,773	71,066	5,325,764
Unallocated liabilities
Long-term and short-term corporate debt					1,192,107
Other non-current liabilities					304,722
Other current liabilities					216,090
Subtotal unallocated					1,712,919
Total liabilities					7,038,683
Equity unallocated					1,497,572
Total liabilities and equity unallocated					3,210,491
Total liabilities and equity					8,536,255

Assets and liabilities by business sector as of December 31, 2023:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2023
Assets allocated
Contracted concessional, PP&E and other intangible assets	5,798,818	460,766	777,360	167,323	7,204,267
Investments carried under the equity method	189,672	-	-	40,635	230,307
Other current financial assets	10,866	103,907	30,746	43,367	188,886
Cash and cash equivalents (project companies)	299,987	35,098	58,004	21,887	414,976
Assets held for sale	-	28,642	-	-	28,642
Subtotal allocated	6,299,343	628,413	866,110	273,212	8,067,078
Unallocated assets
Other non-current assets					297,577
Other current assets (including cash and cash equivalents at holding company level)					349,678
Subtotal unallocated					647,255
Total assets					8,714,333

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2023
Liabilities allocated
Long-term and short-term project debt	3,280,618	401,460	560,906	76,276	4,319,260
Grants and other liabilities	1,185,487	32,916	12,884	2,521	1,233,808
Subtotal allocated	4,466,105	434,376	573,790	78,797	5,553,068
Unallocated liabilities
Long-term and short-term corporate debt					1,084,838
Other non-current liabilities					301,245
Other current liabilities					186,373
Subtotal unallocated					1,572,456
Total liabilities					7,125,524
Equity unallocated					1,588,809
Total liabilities and equity unallocated					3,161,265
Total liabilities and equity					8,714,333

c)	The amount of depreciation, amortization and impairment charges recognized for the six-month periods ended June 30, 2024 and 2023 are as follows:

	For the six-month period ended June 30,
Depreciation, amortization and impairment by geography	2024	2023
	($ in thousands)
North America	(68,899)	(70,634)
South America	(32,731)	(30,014)
EMEA	(108,587)	(106,470)
Total	(210,217)	(207,118)

	For the six-month period ended June 30,
Depreciation, amortization and impairment by business sectors	2024	2023
	($ in thousands)
Renewable energy	(195,581)	(189,792)
Efficient natural gas & heat	57	(3,770)
Transmission lines	(15,370)	(14,079)
Water	677	523
Total	(210,217)	(207,118)